CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share capital	Contributed surplus and warrants	Other reserves.	Deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 206,483	$ 16,102		$ (116,890)	$ 105,695
Balance at the beginning (in shares) at Dec. 31, 2021	55,118,316
Shares issued from offering	$ 3,987				3,987
Shares issued from offering (in shares)	502,082
Options exercised	$ 1,153	(417)			736
Options exercised (in shares)	253,500
Share-based compensation		9,628			9,628
Settlement of interests on Convertible Notes			$ 829		829
Share issue costs	$ (837)				(837)
Net loss and comprehensive loss				(47,714)	(47,714)
Balance at the end at Dec. 31, 2022	$ 210,786	25,313	829	(164,604)	72,324
Balance at the end (in shares) at Dec. 31, 2022	55,873,898
Shares issued from offering	$ 29,565				29,565
Shares issued from offering (in shares)	4,850,000
Options exercised	$ 956	(380)			576
Options exercised (in shares)	180,000
Share-based compensation		3,569			3,569
Settlement of interests on Convertible Notes			6,863		6,863
Share issue costs	$ (2,484)				(2,484)
Net loss and comprehensive loss				(55,983)	(55,983)
Balance at the end at Dec. 31, 2023	$ 238,823	$ 28,502	$ 7,692	$ (220,587)	$ 54,430
Balance at the end (in shares) at Dec. 31, 2023	60,903,898